Cover	Apr. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2022
Entity Registrant Name	EVENTBRITE, INC.
Entity Central Index Key	0001475115
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38658
Entity Tax Identification Number	14-1888467
Entity Address, Address Line One	535 Mission Street, 8th floor,
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	692-7779
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	EB
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false